Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

	Effective date of	Registered	Nature of
Name	acquisition/incorporation	Office	Business

Ryanair DAC (a)	23/08/1996 (acquisition)	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator

(a)	Ryanair DAC is wholly owned by Ryanair Holdings plc.

Summary of remuneration paid to senior key management

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Basic salary and bonus	6.7	7.5	7.0
Pension contributions	0.2	0.2	0.2
Share-based compensation expense	2.8	2.8	3.1
	9.7	10.5	10.3